Related Party Transactions (Details 4) - shares		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Directors [Member] | Geoffrey Kempler [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year		5,000,000		5,000,000		4,000,000
Granted as Remuneration						5,000,000
Options Exercised
Options Expired						(4,000,000)
Options Forfeited
Net Change Other
Options Vested
Outstanding at year end		5,000,000		5,000,000		5,000,000
Total Vested and Exercisable		5,000,000		5,000,000		5,000,000
Total Unvested
Directors [Member] | Lawrence Gozlan [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year		1,250,000		1,250,000		1,000,000
Granted as Remuneration						1,250,000
Options Exercised
Options Expired						(1,000,000)
Options Forfeited
Net Change Other
Options Vested
Outstanding at year end		1,250,000		1,250,000		1,250,000
Total Vested and Exercisable		1,250,000		1,250,000		1,250,000
Total Unvested
Directors [Member] | Brian Meltzer [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year		1,250,000		1,250,000		1,000,000
Granted as Remuneration						1,250,000
Options Exercised
Options Expired						(1,000,000)
Options Forfeited
Net Change Other
Options Vested
Outstanding at year end		1,250,000		1,250,000		1,250,000
Total Vested and Exercisable		1,250,000		1,250,000		1,250,000
Total Unvested
Directors [Member] | George Mihaly [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year			[1]	1,250,000		1,000,000
Granted as Remuneration					[1]	1,250,000
Options Exercised					[1]
Options Expired					[1]	(1,000,000)
Options Forfeited					[1]
Net Change Other				(1,250,000)
Options Vested
Outstanding at year end					[1]	1,250,000
Total Vested and Exercisable						1,250,000
Total Unvested
Directors [Member] | Peter Marks [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year		1,250,000		1,250,000		1,000,000
Granted as Remuneration						1,250,000
Options Exercised
Options Expired						(1,000,000)
Options Forfeited
Net Change Other
Options Vested
Outstanding at year end		1,250,000		1,250,000		1,250,000
Total Vested and Exercisable		1,250,000		1,250,000		1,250,000
Total Unvested
Directors [Member] | Ira Shoulson [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year
Granted as Remuneration				1,250,000	[1]
Options Exercised					[1]
Options Expired					[1]
Options Forfeited					[1]
Net Change Other				(1,250,000)	[1]
Options Vested	[1]
Outstanding at year end
Total Unvested					[1]
Executives [Member] | Dianne Angus [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year	[2]					2,360,000
Granted as Remuneration	[2]					0
Options Exercised	[2]
Options Expired	[2]
Options Forfeited	[2]					(2,360,000)
Net Change Other	[2]
Outstanding at year end	[2]
Total Unvested
Executives [Member] | Kathryn Andrews [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year		500,000		500,000		500,000
Granted as Remuneration
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested						500,000
Outstanding at year end		5,000,000		500,000		500,000
Total Vested and Exercisable		5,000,000		500,000		500,000
Total Unvested
Executives [Member] | Dr. David Stamler [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year		4,000,000		4,000,000		4,000,000
Granted as Remuneration
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested						4,000,000
Outstanding at year end		4,000,000		4,000,000		4,000,000
Total Vested and Exercisable		4,000,000		4,000,000		4,000,000
Total Unvested
Executives [Member] | Dr. David Sinclair [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year
Granted as Remuneration
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested
Outstanding at year end
Total Vested and Exercisable
Total Unvested
Executives [Member] | Mr. Tristan Edwards [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year
Granted as Remuneration
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested
Outstanding at year end
Total Vested and Exercisable
Total Unvested
Directors And Executives [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year		13,250,000		14,500,000		14,860,000
Granted as Remuneration				1,250,000		10,000,000
Options Exercised				0
Options Expired				0		(8,000,000)
Options Forfeited						(2,360,000)
Net Change Other				(2,500,000)
Options Vested						4,500,000
Outstanding at year end		13,250,000		13,250,000		14,500,000
Total Vested and Exercisable		13,250,000		13,250,000		14,500,000
Total Unvested

[1]	Dr. George Mihaly and Dr Ira Shoulson resigned on 8 April 2019.
[2]	Ms Angus resigned effective October 10, 2017.